Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above Market Acquired Time Charters - Future Amortization
For the year:	Above Market Acquired Time Charters
2015	$2,886,081
2016	446,400
Total	$3,332,481